Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	419,122,353.67	25,445
Yield Supplement Overcollateralization Amount 08/31/20	20,361,157.26	0
Receivables Balance 08/31/20	439,483,510.93	25,445
Principal Payments	21,147,853.57	604
Defaulted Receivables	595,852.25	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	18,927,448.82	0
Pool Balance at 09/30/20	398,812,356.29	24,813

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.86%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,334,461.06	194
Past Due 61-90 days	1,374,456.14	63
Past Due 91-120 days	279,506.82	17
Past Due 121+ days	0.00	0
Total	5,988,424.02	274

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	477,067.71
Aggregate Net Losses/(Gains) - September 2020	118,784.54
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.32%
Prior Net Losses Ratio	0.48%
Second Prior Net Losses Ratio	0.07%
Third Prior Net Losses Ratio	0.40%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Overcollateralization Target Amount	10,568,527.44
Actual Overcollateralization	10,568,527.44
Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	40.56

Flow of Funds	$ Amount

Collections	26,946,831.83
Investment Earnings on Cash Accounts	1,161.08
Servicing Fee(1)	(366,236.26)
Transfer to Collection Account	-
Available Funds	26,581,756.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	994,920.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	9,203,255.01
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,568,527.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,667,467.14
(10) Collection Account Redeposits	4,061,000.00

Total Distributions of Available Funds	26,581,756.65

Servicing Fee	366,236.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 09/15/20	408,015,611.30
Principal Paid	19,771,782.45
Note Balance @ 10/15/20	388,243,828.85

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-3
Note Balance @ 09/15/20	288,395,611.30
Principal Paid	19,771,782.45
Note Balance @ 10/15/20	268,623,828.85
Note Factor @ 10/15/20	82.3999475%

Class A-4
Note Balance @ 09/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	89,060,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	30,560,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,081,507.06
Total Principal Paid	19,771,782.45
Total Paid	20,853,289.51

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	752,231.89
Principal Paid	19,771,782.45
Total Paid to A-3 Holders	20,524,014.34

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0808369
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7595315
Total Distribution Amount	20.8403684

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.3074598
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.6496394
Total A-3 Distribution Amount	62.9570992

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	465.47
Noteholders' Principal Distributable Amount	534.53

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/20	2,546,066.61
Investment Earnings	313.06
Investment Earnings Paid	(313.06)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,230,409.05	$2,748,999.98	$6,349,010.79
Number of Extensions	105	128	282
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.60%	1.32%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.